UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -------------------
Check here if Amendment [ ]; Amendment Number:
                                               -------------------
     This Amendment (check only one):        [  ] is a restatement
                                             [ ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Ironwood Investment Management, LLC
                ----------------------------------------------------------
Address:        21 Custom House Street, Suite 240
                ----------------------------------------------------------
                Boston, MA  02110
                ----------------------------------------------------------

      Form 13F File Number: 28-06155 ------------ The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           John Barnett
                ---------------------------------------------------------
Title:          Chief Compliance Officer
                ---------------------------------------------------------
Phone:          617.757.7609
                ---------------------------------------------------------
Signature, Place and Date of Signing:

 /s/  JOHN O BARNETT                 Boston, MA          February 7, 2011
-------------------------------    ---------------    --------------------
      [Signature]                    [City, State]             [Date]

Report Type (Check only one)

      [X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

      [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                                -------------------
Form 13F Information Table Entry Total:                157
                                                -------------------
Form 13F Information Table Value Total:              $407,940
                                                -------------------
                                                   (thousands)




List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A.M. Castle & Co.              COM              148411101      584 31725.00 SH       SOLE                 31725.00
ATMI Inc.                      COM              00207r101      409 20535.00 SH       SOLE                 20535.00
Acco Brands Corp.              COM              00081T108     2701 316978.00SH       SOLE                316978.00
Aes Corp Com                   COM              00130H105      356 29225.00 SH       SOLE                 29225.00
Airtran Hldgs Inc              COM              00949P108     2490 337005.00SH       SOLE                337005.00
Albemarle Corp                 COM              012653101      627 11235.00 SH       SOLE                 11235.00
Amedisys Inc.                  COM              023436108     2517 75121.00 SH       SOLE                 75121.00
American Coml Lines Inc        COM              025195405      389 11800.00 SH       SOLE                 11800.00
American Railcar Inds          COM              02916P103      441 19925.00 SH       SOLE                 19925.00
Analogic Corp New              COM              032657207     5990 120980.01SH       SOLE                120980.01
Ariad Pharmaceuticals Inc      COM              04033a100     4669 915420.00SH       SOLE                915420.00
Arrow Electronics              COM              042735100      626 18265.00 SH       SOLE                 18265.00
Ascent Media Corp Com Ser A    COM              043632108     2651 68389.00 SH       SOLE                 68389.00
Ashford Hospitality Trust      COM              044103109      761 78905.00 SH       SOLE                 78905.00
BTU International              COM              056032105     3702 416502.00SH       SOLE                416502.00
Bank Of Amer Corp              COM              060505104      181 13560.00 SH       SOLE                 13560.00
Barnes Group Inc.              COM              067806109      432 20905.00 SH       SOLE                 20905.00
Beacon Roofing Supply Inc      COM              073685109     4838 270716.00SH       SOLE                270716.00
Belden Inc                     COM              077454106      577 15665.00 SH       SOLE                 15665.00
Berkshire Hills Bancorp Inc    COM              084680107     4171 188670.00SH       SOLE                188670.00
Berry Petroleum Co.            COM              085789105      319  7300.00 SH       SOLE                  7300.00
Boston Privt Finl Hldg Com     COM              101119105     3218 491321.00SH       SOLE                491321.00
Bristol Myers Squibb           COM              110122108      337 12732.00 SH       SOLE                 12732.00
Brocade Communctns Sys Com     COM              111621306      215 40670.00 SH       SOLE                 40670.00
Bronco Drilling Co Inc         COM              112211107     1989 248668.00SH       SOLE                248668.00
CACI, Inc.                     COM              127190304      657 12300.00 SH       SOLE                 12300.00
CVR Energy Inc                 COM              12662p108      745 49050.00 SH       SOLE                 49050.00
Cache Inc.                     COM              127150308     3065 690237.00SH       SOLE                690237.00
Callaway Golf Co Com           COM              131193104     3190 395308.00SH       SOLE                395308.00
Carizo Oil & Gas Inc.          COM              144577103     4706 136455.00SH       SOLE                136455.00
Carter Inc.                    COM              146229109     6011 203681.00SH       SOLE                203681.00
Ce Franklin Ltd Com            COM              125151100      378 52256.00 SH       SOLE                 52256.00
Celsion Corp                   COM              15117n305      116 56640.00 SH       SOLE                 56640.00
Cenveo Inc.                    COM              15670s105      422 79070.00 SH       SOLE                 79070.00
Chiquita Brands Inc.           COM              170032809     3546 252926.00SH       SOLE                252926.00
Citigroup                      COM              172967101       59 12385.00 SH       SOLE                 12385.00
Columbia Banking Systems Inc.  COM              197236102     1943 92240.00 SH       SOLE                 92240.00
Commercial Vehicle Group       COM              202608105      713 43855.00 SH       SOLE                 43855.00
Comverge Inc.                  COM              205859101     1871 270765.00SH       SOLE                270765.00
Cpi Aerostructures             COM              125919308      321 22775.00 SH       SOLE                 22775.00
Cytokinetics Inc.              COM              23282w100     2858 1367280.00SH      SOLE               1367280.00
Darling International          COM              237266101     6213 467869.00SH       SOLE                467869.00
Denbury Resources Inc.         COM              247916208      278 14545.00 SH       SOLE                 14545.00
Diana Shipping Inc.            COM              y2066g104     3194 265743.00SH       SOLE                265743.00
Digital River Inc.             COM              25388b104     5302 154051.00SH       SOLE                154051.00
Durect Corp                    COM              266605104    10619 3077968.00SH      SOLE               3077968.00
Dycom Industries               COM              267475101     3897 264231.00SH       SOLE                264231.00
Dynamics Research Corp.        COM              268057106      373 27800.00 SH       SOLE                 27800.00
Ems Technologies Inc           COM              26873N108     4726 238931.00SH       SOLE                238931.00
Esterline Corp.                COM              297425100      496  7225.00 SH       SOLE                  7225.00
Exxon Mobil Corp               COM              30231G102     1035 14151.00 SH       SOLE                 14151.00
FTI Consulting Inc.            COM              302941109      870 23350.00 SH       SOLE                 23350.00
First Mercury Finl Com         COM              320841109     3385 206404.00SH       SOLE                206404.00
Flanders Corp.                 COM              338494107     1892 602593.00SH       SOLE                602593.00
Freightcar America Inc.        COM              357023100     2146 74145.00 SH       SOLE                 74145.00
Frontier Oil Corp.             COM              35914P105     5018 278609.00SH       SOLE                278609.00
General Electric               COM              369604103      559 30571.00 SH       SOLE                 30571.00
Global Industries LTD          COM              379336100     6054 873559.00SH       SOLE                873559.00
Goodyear Tire & Rubr Co        COM              382550101      301 25400.00 SH       SOLE                 25400.00
Group 1 Automotive             COM              398905109      688 16475.00 SH       SOLE                 16475.00
Hanover Insurance Group Inc    COM              410867105     6447 137988.00SH       SOLE                137988.00
Hewlett Packard                COM              428236103      716 17019.00 SH       SOLE                 17019.00
Hudson Highland Group Inc      COM              443792106     2268 389055.00SH       SOLE                389055.00
Insteel Industries Inc.        COM              45774w108      503 40305.00 SH       SOLE                 40305.00
Intel                          COM              458140100      270 12851.00 SH       SOLE                 12851.00
International Coal Group Inc   COM              45928H106     3911 505253.00SH       SOLE                505253.00
Intl Business Machines         COM              459200101     1181  8046.00 SH       SOLE                  8046.00
Invacare Corp.                 COM              461203101      214  7080.00 SH       SOLE                  7080.00
Ishares Russell 2000           COM              464287655      223  2855.00 SH       SOLE                  2855.00
Jarden Corp.                   COM              471109108      996 32255.00 SH       SOLE                 32255.00
Jos A Bank Clothiers Inc       COM              480838101     8369 207554.00SH       SOLE                207554.00
Kenexa Corp Com                COM              488879107     6394 293439.00SH       SOLE                293439.00
Kona Grill Inc                 COM              50047H201     1407 343283.00SH       SOLE                343283.00
LTX-Credence Corp Com          COM              502403207     1631 220472.65SH       SOLE                220472.65
Lincare Holdings Inc.          COM              532791100      436 16237.00 SH       SOLE                 16237.00
Livewire Mobile Inc Com        COM              53837p201      243 90158.00 SH       SOLE                 90158.00
Louisiana-Pacific Corp.        COM              546347105      249 26325.00 SH       SOLE                 26325.00
Lubrizol Corp.                 COM              549271104      483  4520.00 SH       SOLE                  4520.00
Madden Steven Ltd              COM              556269108     7625 182758.00SH       SOLE                182758.00
Manitex Intl Inc Com           COM              563420108      333 86430.00 SH       SOLE                 86430.00
Manitowoc Inc.                 COM              563571108      375 28615.00 SH       SOLE                 28615.00
Material Sciences Corp         COM              576674105     2121 331330.00SH       SOLE                331330.00
Maxwell Technologies Inc       COM              577767106     3145 166482.00SH       SOLE                166482.00
Mckesson                       COM              58155Q103      801 11377.00 SH       SOLE                 11377.00
Meadowbrook Insurance Group    COM              58319P108     2726 265968.00SH       SOLE                265968.00
Measurement Specialties Inc    COM              583421102     4142 141120.00SH       SOLE                141120.00
Mens Wearhouse Inc.            COM              587118100      338 13515.00 SH       SOLE                 13515.00
Mentor Graphics Corp           COM              587200106     4919 409891.00SH       SOLE                409891.00
Merck                          COM              58933y105      271  7524.00 SH       SOLE                  7524.00
Mercury Computer Systems       COM              589378108     9410 511979.00SH       SOLE                511979.00
Metalico Inc                   COM              591176102     3589 610425.00SH       SOLE                610425.00
Mocon Inc                      COM              607494101      349 27045.00 SH       SOLE                 27045.00
Moduslink Global Solut Com     COM              60786L107     2082 310270.00SH       SOLE                310270.00
Motorola                       COM              620076109      115 12685.00 SH       SOLE                 12685.00
NCR Corporation                COM              62886e108      944 61420.00 SH       SOLE                 61420.00
Nautilus Inc                   COM              63910B102      916 514428.00SH       SOLE                514428.00
NetSuite Inc.                  COM              64118q107     2674 106974.00SH       SOLE                106974.00
Newalliance Bancshares Inc     COM              650203102     3744 249937.00SH       SOLE                249937.00
Newfield Exploration           COM              651290108      245  3400.00 SH       SOLE                  3400.00
Newpark Res Inc                COM              651718504     3637 590379.00SH       SOLE                590379.00
Northwestern Corp Com New      COM              668074305      363 12608.00 SH       SOLE                 12608.00
Novavax Corp                   COM              670002104     3213 1322202.00SH      SOLE               1322202.00
Old Republic Intl Corp         COM              680223104     4814 353191.00SH       SOLE                353191.00
Olin Corp                      COM              680665205      399 19450.00 SH       SOLE                 19450.00
Pegasystems Inc                COM              705573103    10241 279567.00SH       SOLE                279567.00
Pepsico                        COM              713448108      343  5255.00 SH       SOLE                  5255.00
Perficient Inc Com             COM              71375U101     4024 321890.00SH       SOLE                321890.00
PetMed Express Inc.            COM              716382106      299 16810.00 SH       SOLE                 16810.00
Petrohawk Energy Corp          COM              716495106     1846 101171.00SH       SOLE                101171.00
Pfizer                         COM              717081103      277 15814.00 SH       SOLE                 15814.00
Polyone Corp                   COM              73179P106      261 20935.00 SH       SOLE                 20935.00
Prestige Brand Holdings Inc.   COM              74112d101     4546 380427.00SH       SOLE                380427.00
Progessive Corp Ohio           COM              743315103      276 13875.00 SH       SOLE                 13875.00
Progress Software Corp         COM              743312100    10122 238715.00SH       SOLE                238715.00
Reddy Ice Holdings             COM              75734r105      496 180205.00SH       SOLE                180205.00
Rti International Metals Inc.  COM              74973w107     4728 175241.00SH       SOLE                175241.00
Russell Value Index            COM              464287630      349  4915.00 SH       SOLE                  4915.00
SM Energy Company              COM              78454l100      651 11045.00 SH       SOLE                 11045.00
SandRidge Energy Inc.          COM              80007p307     4601 628546.77SH       SOLE                628546.77
Schulman A Inc                 COM              808194104     3712 162188.60SH       SOLE                162188.60
Shaw Group Inc.                COM              820280105     7874 230018.00SH       SOLE                230018.00
Shoe Carnival Inc              COM              824889109     4888 181019.00SH       SOLE                181019.00
Skilled Healthcare Group Inc   COM              83066r107      151 16800.00 SH       SOLE                 16800.00
Sonus Networks Inc             COM              835916107     2973 1113307.00SH      SOLE               1113307.00
Southwest Bancorp Okla Com     COM              844767103     1818 146601.00SH       SOLE                146601.00
Spectrum Pharmaceuticals Inc.  COM              84763a108      324 47140.00 SH       SOLE                 47140.00
Stancorp Finl Group Inc        COM              852891100     5530 122498.00SH       SOLE                122498.00
Steel Dynamics Inc.            COM              858119100      888 48550.00 SH       SOLE                 48550.00
Sterling Construction Co       COM              859241101      547 41950.00 SH       SOLE                 41950.00
Strategic Diagnostics Inc.     COM              862700101     1028 584141.00SH       SOLE                584141.00
Sunopta Inc                    COM              8676EP108     8558 1094427.00SH      SOLE               1094427.00
Sycamore Networks Inc          COM              871206405     1887 91659.50 SH       SOLE                 91659.50
Synta Pharmaceuticals Corp     COM              87162t206      312 50980.00 SH       SOLE                 50980.00
Sypris Solutions Inc           COM              871655106     2297 540363.00SH       SOLE                540363.00
TTM Technologies               COM              87305r109     1146 76840.00 SH       SOLE                 76840.00
Teletech Holdings, Inc         COM              879939106     2561 124392.00SH       SOLE                124392.00
Tempur-Pedic Intl Inc          COM              88023U101    13716 342396.00SH       SOLE                342396.00
Terex                          COM              880779103     6219 200369.00SH       SOLE                200369.00
The Bank Of New York Mellon    COM              064058100      242  8021.00 SH       SOLE                  8021.00
The Dolan Company              COM              25659p402     3932 282461.00SH       SOLE                282461.00
The Scotts Miracle Gro Company COM              810186106      900 17720.00 SH       SOLE                 17720.00
TriCo Bancshares               COM              896095106     2153 133327.00SH       SOLE                133327.00
Tutor Perini Corp.             COM              901109108      353 16465.00 SH       SOLE                 16465.00
U S Physical Therapy Inc       COM              90337L108     7165 361489.00SH       SOLE                361489.00
Universal Fst Prods Inc        COM              913543104     2111 54273.00 SH       SOLE                 54273.00
Varian Semiconductor Equip Ass COM              922207105    15054 407182.00SH       SOLE                407182.00
Vicor Corp                     COM              925815102     5144 313640.00SH       SOLE                313640.00
Vivus Inc                      COM              928551100     2958 315682.00SH       SOLE                315682.00
Volcano Corp.                  COM              928645100     5287 193580.00SH       SOLE                193580.00
Watts Water Technologies, Inc. COM              942749102     4983 136195.00SH       SOLE                136195.00
Wausau Paper Corp              COM              943315101     4654 540585.00SH       SOLE                540585.00
Western Digital                COM              958102105      493 14540.00 SH       SOLE                 14540.00
Whitney Holding Corporation Co COM              966612103     2297 162337.00SH       SOLE                162337.00
Whole Foods Market             COM              966837106     5075 100316.00SH       SOLE                100316.00
Williams Control Inc           COM              969465608      793 74777.00 SH       SOLE                 74777.00
Xerox Corp                     COM              984121103      126 10964.75 SH       SOLE                 10964.75
Zoran Corp Com                 COM              98975F101     2666 302948.00SH       SOLE                302948.00